PENSION AND OTHER POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2020
Pension and Other Postretirement Benefits Cost (Reversal of Cost) [Abstract]
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
10. PENSION AND OTHER POST-EMPLOYMENT BENEFITS
The Company had two domestic defined benefit pension plans and four plans providing for other post-employment benefits, including two medical and two life insurance coverage plans. One of the pension plans and one each of the medical and life insurance coverage plans covered eligible U.S. nonunion employees while the other pension plan and one each of the medical and life insurance coverage plans covered eligible U.S. union employees. The Company uses a December 31 measurement date for all of these plans.
Prior to 2017, the Company froze all of the defined benefit plans thereby eliminating the accrual of future benefits and closed entry to new participants. During 2019, the union pension plan paid lump sum distributions to certain participants and purchased annuities from an insurance company to cover the benefits available to employees who did not elect a lump sum payment, and the Company terminated the plan. The remaining balance of union pension plan assets of $2.0 million was transferred to the Company's U.S. retirement savings plan. There were no assets or liabilities of the union pension plan remaining at December 31, 2019. Also during 2019, the Company terminated the medical OPEB plan for nonunion employees.
The following table sets forth a reconciliation of the related benefit obligation and plan assets related to the benefits provided by the Company (in millions):

	Pension Benefits		Other Benefits
	2020	2019	2020	2019
Change in projected benefit obligation:
Projected benefit obligation at beginning of the period	$203.7	$243.6	$3.9	$3.6
Expected administrative expenses	0.8	1.7	—	—
Interest cost	5.5	9.0	0.1	0.1
Participant contributions	—	—	—	0.1
Actuarial loss	20.2	40.5	0.3	0.3
Benefits paid	(4.5)	(6.6)	(0.1)	(0.2)
Benefits paid related to settlement	(18.4)	(79.6)	—	—
Gain related to settlement	(0.4)	(2.9)	—	—
Administrative expenses paid	(0.5)	(2.0)	—	—
Projected benefit obligation at end of the period	206.4	203.7	4.2	3.9
Accumulated benefit obligation at end of the period	206.4	203.7	—	—
Change in fair value of plan assets:
Fair value of plan assets at beginning of the period	181.7	233.9	—	—
Actual return on plan assets	23.9	38.0	—	—
Employer contributions	—	—	0.1	0.1
Transfer to U.S. retirement savings plan	—	(2.0)	—	—
Participant contributions	—	—	—	0.1
Actual expenses paid	(0.5)	(2.0)	—	—
Benefits paid	(4.5)	(6.6)	(0.1)	(0.2)
Benefits paid related to settlement	(18.4)	(79.6)	—	—
Fair value of plan assets at the end of period	182.2	181.7	—	—
Funded status (underfunded)	$(24.2)	$(22.0)	$(4.2)	$(3.9)
Significant changes in the pension projected benefit obligation for the year ended 2020 include a $17.2 million actuarial loss attributable to the change in discount rate from 3.34% to 2.68%, a $4.4 million actuarial loss attributable to lump sum conversion assumption changes, and a $1.7 million actuarial gain due to the update to the generational mortality projection scale to reflect the most recently published scale adjusted for a ‘Slow Recovery’ improvement scale due to COVID-19.
Similarly, significant changes in the pension projected benefit obligation for the year ended 2019 include a $32.0 million actuarial loss attributable to the decrease in discount rate, an $8.2 million actuarial loss attributable to lump sum conversion assumption changes, and a $0.6 million actuarial gain due to the update to the generational mortality projection scale to reflect the most recently published.
Assumptions used in computing the benefit obligation as of December 31, 2020 and 2019 were as follows:

	Pension Benefits		Other Benefits
	2020	2019	2020	2019
Discount rate	2.68%	3.34%	0.40% - 2.35%	2.02% -3.15%
Rate of compensation increase	N/A	N/A	N/A	N/A
The following table presents the fair value of the Company's pension plan investments as of December 31, 2020 and 2019 (in millions):

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Short-term investments	$7.5	$—	$—	$7.5
U.S. government securities	—	14.0	—	14.0
Corporate bonds	—	63.8	—	63.8
Total investments in the fair value hierarchy	7.5	77.8	—	85.3
Investments measured at net asset value	—	—	—	96.9
Total investments at fair value	$7.5	$77.8	$—	$182.2

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Short-term investments	$4.6	$—	$—	$4.6
U.S. government securities	—	19.8	—	19.8
Corporate bonds	—	57.9	—	57.9
Total investments in the fair value hierarchy	4.6	77.7	—	82.3
Investments measured at net asset value	—	—	—	99.4
Total investments at fair value	$4.6	$77.7	$—	$181.7
Short-term investments are primarily held in registered short-term investment vehicles which are valued using a market approach based on quoted market prices of similar instruments.
U.S. government securities and corporate bonds are primarily valued using a market approach with inputs that include broker quotes, benchmark yields, base spreads and reported observable trades for identical or comparable instruments.
Investments in comingled, common investment trust funds are carried at net asset value ("NAV") as a practical expedient to estimate fair value. The NAV is the total value of the fund divided by the number of shares outstanding. Adjustments to NAV, if any, are determined based on evaluation of data provided by fund managers, including valuation of the underlying investments derived using inputs such as cost, operating results, discounted future cash flows and market-based comparable data. In accordance with ASC 820-10, investments that are measured at NAV practical expedient are not classified in the fair value hierarchy; however, their fair value amounts are presented in these tables to permit reconciliation of the fair value hierarchy to the total plan assets disclosed in this footnote. Termination of investing in the common collective trust requires a 30-day notice period.
See Note 2 of the consolidated financial statements for the description of the levels of the fair value hierarchy.
The following table sets forth the consolidated balance sheets presentation for components relating to the Company's pension and OPEB plans (in millions):

	Pension Benefits		Other Benefits
	2020	2019	2020	2019
Amounts recognized in the consolidated balance sheets consist of:
Other current liabilities	$—	$—	$(0.3)	$(0.3)
Pension Liability	(24.2)	(22.0)	—	—
Other noncurrent liabilities	—	—	(3.9)	(3.6)
Net amount recognized	$(24.2)	$(22.0)	$(4.2)	$(3.9)
Amounts recognized in accumulated other comprehensive income (loss) before taxes:
Net actuarial loss	$49.0	$49.2	$1.5	$1.1
Prior service (credit)	—	—	(1.4)	(1.5)
Net amount recognized	$49.0	$49.2	$0.1	$(0.4)
The following table sets forth changes in the benefit obligation before income taxes recognized in other comprehensive income for the Company's pension and OPEB plans (in millions):

	Pension Benefits		Other Benefits
	2020	2019	2020	2019
Net actuarial loss	$6.0	$15.1	$0.3	$0.3
Amortization of:
Prior service credit	—	—	0.2	0.7
Actuarial (loss) gain	(1.4)	(0.8)	—	(0.1)
(Loss) gain recognized related to settlement	(4.8)	(21.0)	—	0.2
Total recognized in OCI	$(0.2)	$(6.7)	$0.5	$1.1
The following table sets forth the components of the net periodic benefit cost (income) of the Company's pension and OPEB plans (in millions):

	Pension Benefits			Other Benefits
	2020	2019	2018	2020	2019	2018
Expected administrative expenses	$0.8	$1.7	$0.9	$—	$—	$—
Interest cost	5.5	9.0	10.2	0.1	0.1	0.1
Expected return on plan assets	(10.2)	(15.5)	(17.6)	—	—	—
Amortization of prior service credit	—	—	—	(0.2)	(0.7)	(0.7)
Recognized actuarial loss (gain)	1.4	0.8	1.0	—	0.1	(0.1)
Settlement-related expense (1)	4.8	21.0	5.7	—	(0.2)	—
Net periodic benefit cost (income)	$2.3	$17.0	$0.2	$(0.1)	$(0.7)	$(0.7)
(1)The Pension settlement charge for 2020 is related to cash payments for lump sum elections. The pension settlement charge for 2019 is comprised of two components. First, the Union Pension Plan terminated in 2019. As a result of the plan termination the plan settled all participant benefits, which triggered a settlement charge of $14.5 million in 2019. Second, the Nonunion Plan executed a lump sum window for both retirees and terminated vested participants. The lump sums paid to Nonunion participants caused a settlement charge of $6.6 million in 2019. The pension settlement charge for 2018 related to the purchase of annuities for certain plan retirees as well as cash payments for lump sum elections.
Assumptions used to determine net periodic benefit cost for the years ended December 31, 2020, 2019, and 2018 were as follows:

	Pension Benefits			Other Benefits
	2020	2019	2018	2020	2019	2018
Discount rate	3.34%	4.37% - 4.46%	3.70% - 3.77%	2.02% - 3.15%	3.30% - 4.32%	2.48% - 3.66%
Expected return on plan assets	6.40%	4.60% - 7.10%	7.10%	N/A	N/A	N/A
Rate of compensation increase	N/A	N/A	N/A	N/A	N/A	N/A
The expected long-term rate of return on assets is based on management's expectations of long-term average rates of return to be earned on the investment portfolio. In establishing this assumption, management considers historical and expected returns for the asset classes in which the plan assets are invested.
For purposes of measuring the benefit obligation associated with the Company's OPEB plans as of December 31, 2020, as well as the assumed rate for 2020, the following rates were assumed to affect the per capita costs of the following covered benefits:

	Benefit obligation		Net periodic benefit cost
	2020	2027 and thereafter	2020	2027 and thereafter
Healthcare	6.00%	4.50%	6.30%	4.50%
Prescription drug	7.90%	4.50%	8.40%	4.50%

The Company's pension plans' weighted-average asset allocations by asset category as of December 31, 2020 and 2019, were as follows:

	Plan Assets at December 31,
	2020	2019
Asset Category:
Fixed income funds	45%	46%
Return seeking (growth assets) funds	55%	54%
Total	100%	100%
The Company's nonunion pension plan investment policy includes an asset mix based on the Company's risk posture. The investment policy follows a glide path approach that shifts a higher portfolio weighting to assets with interest rate sensitive characteristics, similar to those used for liability measurement, as the funded status increases. The investment policy states a target allocation based on the plan's funded status of approximately 54% return seeking investments (growth assets) and 46% liability hedging investments (fixed income). Inclusion of the fixed income assets is to hedge risk associated with the plan's liabilities along with providing potential growth through income. These assets should primarily invest in fixed income instruments of the U.S. Treasury and government agencies and investment-grade corporate bonds. The return seeking investments (growth assets) can consist of broadly diversified domestic equity, international equity, fixed income, alternative investments, commodities, and real estate assets. The purpose of these assets is to provide the opportunity for capital appreciation, income, and the ability to diversify investments. A mix of mutual funds, exchange traded funds, and separate accounts are used as the plan's investment vehicles with clearly stated investment objectives and guidelines, as well as offer competitive long-term results.
The Company expects to contribute $0.3 million to its OPEB plans in 2021. Currently, no contributions are expected in 2021 for the Company's nonunion pension plan. Estimated future benefit payments under the pension and OPEB plans are as follows (in millions):

	Pension Benefits	Other Benefits
2021	$12.9	$0.3
2022	12.9	0.3
2023	12.7	0.3
2024	12.6	0.3
2025	12.6	0.3
2026 - 2030	56.2	1.3
The Company also sponsors 401(k) retirement savings plans for all U.S. associates. Under the 401(k) retirement savings plans, participants may defer a portion of their earnings up to the annual contribution limits established by the Internal Revenue Service, and the Company matches a portion of the participant's deferral up to a maximum of 3% of the participant's salary. The Company also may make profit-sharing contributions based on the Company's financial performance. The Company's total expense under the 401(k) plans for U.S. employees was $1.6 million for 2020, $4.3 million for 2019 and $3.9 million for 2018. During 2020, the Company suspended employer 401(k) match contributions, which resulted in a reduction of expense. Employees of the Canadian, Belgium, Denmark and United Kingdom operations also participate in defined contribution pension plans sponsored by the Company. The Company's expense related to these plans for 2020, 2019, and 2018 was $1.2 million, $1.8 million, and $1.7 million, respectively.